Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF

January 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds — 100.9%

Alaska — 1.0%
Alaska Industrial Development & Export Authority, Revenue Bonds
3.500%, due 12/1/20	$500,000	$500,685

Arizona — 5.4%
Arizona Industrial Development Authority, Revenue Bonds Series A
5.000%, due 11/1/31	550,000	690,129
Arizona Industrial Development Authority, Revenue Bonds Series A Insured: BAM
5.000%, due 6/1/31	300,000	378,606
5.000%, due 6/1/32	325,000	407,088
City of Phoenix Civic Improvement Corp., Revenue Bonds Series A
5.000%, due 7/1/34	500,000	611,135
Maricopa County Industrial Development Authority, Revenue Bonds Series C
5.000%, due 7/1/37	300,000	361,227
Maricopa County Unified School District No 60 Higley, General Obligation Bonds Insured: AGM
4.000%, due 7/1/20	250,000	253,160
		2,701,345

Arkansas — 1.0%
University of Central Arkansas, Revenue Bonds Insured: AGM
5.000%, due 11/1/34	400,000	476,428

California — 12.0%
Benicia Unified School District, General Obligation Bonds Series C Insured: AGM
1.200%, due 8/1/23(a)	300,000	287,676
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	500,340
City of Oxnard CA Water System Revenue, Revenue Bonds Insured: BAM
5.000%, due 6/1/35	600,000	761,874
Hayward Unified School District, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/1/34	250,000	319,608
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
1.830%, due 8/1/31(a)	150,000	112,056
2.030%, due 8/1/33(a)	35,000	23,644
Lake Elsinore School Financing Authority, Special Tax Insured: BAM
5.000%, due 10/1/33	250,000	330,210
Paramount Unified School District, General Obligation Bonds Series B Insured: BAM
2.060%, due 8/1/33(a)	640,000	457,574
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Series A Insured: AGM
5.000%, due 9/1/25	500,000	604,070
Regents of The University of California Medical Center Pooled Revenue, Revenue Bonds Series B-1
1.080%, due 5/15/32(b)	300,000	300,000
Rocklin Unified School District, General Obligation Bonds Insured: NATL
1.120%, due 8/1/23(a)	135,000	129,813
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	640,707

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
1.520%, due 7/1/24(a)	$305,000	$285,218
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	582,215
Vallejo City Unified School District, General Obligation Bonds Series A Insured: NATL
5.900%, due 2/1/20	400,000	400,000
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	250,000	292,505
		6,027,510

Colorado — 2.0%
Colorado Health Facilities Authority, Revenue Bonds Series A-1
5.000%, due 8/1/34	75,000	93,949
5.000%, due 8/1/35	105,000	131,167
Colorado Health Facilities Authority, Revenue Bonds Series A-2
5.000%, due 8/1/32	110,000	138,486
5.000%, due 8/1/33	90,000	113,000
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	425,000	536,516
		1,013,118

Connecticut — 5.1%
City of Bridgeport CT, General Obligation Bonds Series A
5.000%, due 11/1/33	600,000	719,754
City of Hartford CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 4/1/30	100,000	110,990
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/30	600,000	770,538
City of Waterbury CT, General Obligation Bonds Series A
5.000%, due 2/1/21	500,000	519,450
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series I-1
5.000%, due 7/1/33	350,000	430,773
		2,551,505

Delaware — 0.5%
Delaware State Health Facilities Authority, Revenue Bonds Series A
5.000%, due 7/1/20	265,000	269,460

Georgia — 3.0%
Development Authority of Burke County (The), Revenue Bonds
1.280%, due 7/1/49(b)	900,000	900,000
Municipal Electric Authority of Georgia, Revenue Bonds Series A
5.000%, due 1/1/38	500,000	612,820
		1,512,820

Idaho — 1.0%
Idaho Health Facilities Authority, Revenue Bonds
1.250%, due 12/1/48(b)	500,000	500,000

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois — 15.0%
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	$230,000	$282,909
Cook County Community Unit School District No 401 Elmwood Park, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/20	250,000	258,213
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/20	250,000	253,555
Kane Cook & DuPage Counties School District No U-46 Elgin, General Obligation Bonds Series B Insured: AMBAC
1.340%, due 1/1/21(a)	500,000	493,925
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	320,000	379,974
Metropolitan Pier & Exposition Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/50	500,000	507,460
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 4/15/33	250,000	295,185
State of Illinois, Revenue Bonds
4.500%, due 6/15/36	500,000	513,490
State of Illinois, General Obligation Bonds Series A Insured: AGM
4.125%, due 4/1/33	550,000	585,629
State of Illinois, General Obligation Bonds Series C
5.000%, due 11/1/29	750,000	892,388
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 12/1/26	230,000	254,658
5.000%, due 1/1/30	450,000	546,440
Upper Illinois River Valley Development Authority, Revenue Bonds
5.250%, due 12/1/38	425,000	506,995
Village of Matteson IL, Revenue Bonds Insured: BAM
5.000%, due 12/1/29	465,000	566,147
Village of Mundelein IL, General Obligation Bonds Insured: AGM
4.000%, due 12/15/39	100,000	113,249
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/23	135,000	145,647
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/26	840,000	900,505
		7,496,369

Indiana — 2.6%
Indiana Finance Authority, Revenue Bonds
0.900%, due 7/1/36(b)	1,000,000	1,000,000
MSD of Wash Township School Building Corp., Revenue Bonds Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	287,521
		1,287,521

	Principal Amount	Value
Municipal Bonds (continued)

Kentucky — 1.4%
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	$75,000	$83,761
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	601,035
		684,796

Louisiana — 2.2%
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	100,000	127,734
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	620,000	755,873
St Landry Parish Road District No 1, Revenue Bonds Insured: BAM
4.000%, due 3/1/20	225,000	225,491
		1,109,098

Maine — 0.8%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	185,051
5.000%, due 12/1/26	160,000	194,522
		379,573

Maryland — 2.2%
Maryland Community Development Administration, Revenue Bonds Series C
3.500%, due 3/1/50	500,000	546,950
Montgomery County Housing Opportunities Commission, Revenue Bonds Series A
4.000%, due 7/1/49	490,000	546,100
		1,093,050

Michigan — 1.6%
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds Series A
5.000%, due 7/1/28	400,000	516,852
Michigan Finance Authority, Revenue Bonds Series A
5.000%, due 2/15/34	235,000	298,429
		815,281

Minnesota — 1.8%
Duluth Independent School District No 709, Certificates of Participation Series B
5.000%, due 2/1/23	350,000	388,493
Minnesota Agricultural & Economic Development Board, Revenue Bonds Insured: AGC
5.250%, due 2/15/23	500,000	501,420
		889,913

Missouri — 1.0%
Missouri Public Utilities Commission, Revenue Notes Series 2019
1.500%, due 3/1/21	500,000	501,055

Montana — 0.9%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	433,901

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Nebraska — 1.4%
Central Plains Energy Project, Revenue Bonds
5.000%, due 3/1/50(b)	$600,000	$678,390

Nevada — 1.8%
City of North Las Vegas NV, General Obligation Bonds Insured: BAM
5.000%, due 6/1/22	300,000	327,219
Nevada Housing Division, Revenue Bonds Series B Insured: GNMA/FNMA/FHLMC
4.000%, due 10/1/49	500,000	556,180
		883,399

New Jersey — 9.2%
Buena Regional School District, General Obligation Bonds Insured: MAC
4.000%, due 8/1/31	135,000	153,176
City of Atlantic City NJ, General Obligation Bonds Insured: AGM
4.000%, due 11/1/25	500,000	536,255
4.000%, due 11/1/26	35,000	37,471
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	515,000	622,470
New Jersey Health Care Facilities Financing Authority, Revenue Bonds Series A
5.000%, due 7/1/20	500,000	508,415
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds Series E Insured: HUD
1.500%, due 9/1/22(b)	500,000	502,655
New Jersey Turnpike Authority, Revenue Bonds Series D-1
1.947%, due 1/1/24(b)	1,000,000	1,010,890
South Jersey Port Corp., Revenue Bonds Series B
5.000%, due 1/1/31	500,000	601,485
State of New Jersey, General Obligation Bonds
5.000%, due 6/1/39	500,000	618,445
		4,591,262

New Mexico — 1.1%
New Mexico Mortgage Finance Authority, Revenue Bonds Series D Insured: GNMA/FNMA/FHLMC
3.750%, due 1/1/50	500,000	550,990

New York — 3.3%
City of Plattsburgh NY, General Obligation Bonds Series A Insured: AGM
5.000%, due 6/15/26	495,000	611,439
County of Suffolk NY, General Obligation Bonds Series C Insured: BAM
5.000%, due 2/1/23	460,000	513,328
New York Liberty Development Corp., Revenue Bonds Class 1
2.450%, due 9/15/69	500,000	518,040
		1,642,807

North Carolina — 1.1%
North Carolina Housing Finance Agency, Revenue Bonds Series 42 Insured: GNMA/FNMA
4.000%, due 1/1/50	500,000	557,340

	Principal Amount	Value
Municipal Bonds (continued)

Oklahoma — 1.1%
Oklahoma Housing Finance Agency, Revenue Bonds Series A Insured: GNMA/FNMA/FHLMC
4.000%, due 9/1/49	$495,000	$551,113

Oregon — 1.0%
City of Portland OR Sewer System Revenue, Revenue Bonds Series A
5.000%, due 3/1/26	500,000	501,535

Pennsylvania — 4.3%
City of Erie PA, General Obligation Bonds Series C Insured: AGM
2.390%, due 11/15/37(a)	750,000	441,967
City of Lebanon Authority, Revenue Bonds Insured: BAM
4.000%, due 12/15/29	420,000	486,247
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/21	310,000	330,209
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: AGC
1.879%, due 7/1/27(b)	205,000	204,444
Pittsburgh Water & Sewer Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/32	550,000	711,684
		2,174,551

Puerto Rico — 1.2%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	470,000	502,293
Puerto Rico Convention Center District Authority, Revenue Bonds Series A Insured: AGC
4.500%, due 7/1/36	60,000	60,167
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,570
		588,030

Rhode Island — 0.6%
Providence Public Building Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/32	250,000	314,315

South Carolina — 1.5%
Edgefield County School District, General Obligation Bonds Series A Insured: SCSDE
4.000%, due 3/1/31	500,000	611,645
South Carolina Public Service Authority, Revenue Bonds Series B
5.000%, due 12/1/36	100,000	120,386
		732,031

Texas — 7.3%
Argyle Independent School District, General Obligation Bonds Insured: PSF-GTD
5.000%, due 8/15/25	200,000	235,780
Fort Bend County Municipal Utility District No 215, General Obligation Bonds Insured: BAM
4.000%, due 9/1/24	125,000	140,079
Greater Greenspoint Redevelopment Authority, Tax Allocation Insured: AGM
4.000%, due 9/1/32	350,000	407,221

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
4.000%, due 9/1/33	$370,000	$429,330
Lancaster Independent School District, General Obligation Bonds Insured: BAM
5.000%, due 2/15/26	250,000	296,955
San Antonio Water System, Revenue Bonds Series A
5.000%, due 5/15/32	500,000	667,645
Uptown Development Authority, Tax Allocation Series A
5.000%, due 9/1/35	500,000	578,805
Weatherford Independent School District, General Obligation Bonds Insured: PSF-GTD
1.810%, due 2/15/32(a)	540,000	421,454
Williamson County Municipal Utility District No 15, General Obligation Bonds Insured: NATL
2.000%, due 8/1/26	500,000	501,245
		3,678,514

Utah — 2.4%
Utah Associated Municipal Power Systems, Revenue Bonds Series A
5.000%, due 9/1/31	500,000	621,595
Utah Infrastructure Agency, Revenue Bonds Series A
5.000%, due 10/15/20	580,000	593,688
		1,215,283

Washington — 2.5%
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	649,758
Washington State Convention Center Public Facilities District, Revenue Bonds
5.000%, due 7/1/37	500,000	619,055
		1,268,813

Wisconsin — 0.6%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	230,000	290,683
Total Municipal Bonds
(Cost $48,357,671)		50,462,484

	Shares
Short-Term Investment — 1.2%

Money Market Fund — 1.2%
Fidelity Investments Money Market Treasury Only Class I, 1.42%(c)
(Cost $607,731)	607,731	607,731
Total Investments — 102.1%
(Cost $48,965,402)		51,070,215
Other Assets and Liabilities, Net — (2.1)%		(1,034,152)
Net Assets — 100.0%		$50,036,063

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2020.
(c)	Reflects the 7-day yield at January 31, 2020.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
HUD	- Housing and Urban Development Section 8.
MAC	- Municipal Assurance Corp.
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
SCSDE	- South Carolina Department of Education
ST INTERCEPT	- State Tax Intercept

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Municipal Bonds	$–	$50,462,484	$–	$50,462,484
Short-Term Investment:
Money Market Fund	607,731	–	–	607,731
Total Investments in Securities	$607,731	$50,462,484	$–	$51,070,215

(d)	For a complete listing of investments and their states, see the Schedules of Investments.